Retirement Plans and Other Retiree Benefits - Benefits Expected to be Paid Next Five Years (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Defined pension benefit plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	$ 26,928
2013	25,121
2014	25,265
2015	26,146
2016	27,465
2017 to 2021	145,568
Total	276,493
Other postretirement benefit plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	4,723
2013	5,171
2014	5,572
2015	6,034
2016	6,488
2017 to 2021	38,039
Total	$ 66,027